1-35708

Certnys

Parasnand Madho
Director
Corporate Actions & Market Watch
[redacted]

NYSE EURONEXT

13002436

Received SEC

MAY 14 2013

Washington, DC 20549

May 14, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The WhiteWave Foods Company, Class B Common Stock, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 13, 2013. Tentative listing date – May 15, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com